Income Taxes (Reconciliation of unrecognized tax benefits) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Gross unrecognized tax benefits, beginning of period	$ 220	$ 340
Gross increases, Current year tax positions	13	10
Gross increases, Prior year tax positions	30	11
Gross decreases, Prior year tax positions	0	(62)
Gross decreases, Settlements	0	(61)
Gross decreases, Statute of limitations lapses	(43)	(18)
Gross unrecognized tax benefits, end of period	$ 220	$ 220